RESTATEMENT OF FINANCIAL STATEMENTS	10 Months Ended
Dec. 31, 2020
Novus Capital Corp [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
RESTATEMENT OF FINANCIAL STATEMENTS

NOTE 2 — RESTATEMENT OF FINANCIAL STATEMENTS

On April 12, 2021, the staff of the Securities and Exchange Commission (the “SEC”) issued a public statement entitled “Staff Statement on Accounting and Reporting Considerations for Warrants issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Staff Statement”). The SEC Staff Statement focused in part on provisions in warrant agreements that provide for potential changes to the settlement amounts dependent upon the characteristics of the warrant holder, and because the holder of a warrant is not an input into the pricing of a fixed-for fixed option on equity shares, such provision would preclude the warrant from being classified in equity and thus the warrant should be classified as a liability.

Historically, all of the Company’s Public Warrants and Private Warrants, which were issued in relation to its IPO on May 19, 2021 and are further described in Note 8 to these consolidated financial statements, were reflected as a component of equity within our consolidated balance sheets.

In light of the SEC Staff Statement, the Company re-assessed our accounting for the Public and Private Warrants. Based on the re-assessment, the Company determined that the Private Warrants should be classified as liabilities and measured at fair value, with subsequent changes in fair value reported in the statement of operations for each reporting period. The Company determined that there was no impact to the historical accounting for the Public Warrants, and these continue to be properly reflected as a component of stockholders’ equity consistent with historical practice.

As a result of this restatement, the Private Warrants are now reflected as a liability at fair value on the Company’s consolidated balance sheet at December 31, 2020, and the change in the fair value of such liability in each period is recognized as a gain or loss in the Company’s consolidated statement of operations for the period from March 5, 2020 (Inception) through December 31, 2020. Both the Public Warrants and the Private Warrants are deemed equity instruments for income tax purposes, and accordingly, there is no tax accounting relating to changes in the fair value of the Private Warrants recognized.

The Company previously determined the common stock subject to redemption to be equal to the redemption value of approximately $10 per share of common stock while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001, which resulted in 9,235,987 shares of common stock being recorded in temporary equity at an amount of $92,359,870. Upon consideration of the impact of the private placement proceeds described in Note 7-Commitments and the resulting increase in net tangible assets, the Company determined that the redemption value includes all 12,650,000 shares of common stock and an amount of $126,500,000 of common stock subject to possible redemption has been reflected in the Company's consolidated balance sheet as of December 31, 2020, with corresponding adjustments to additional paid-in capital, common stock and accumulated deficit. As common stock subject to redemption is deemed an equity instrument for income tax purposes, there is no tax accounting relating to changes in the amount of common stock subject to redemption.

The impact of the restatement on the Balance Sheet, Statement of Operations and Statement of Cash Flows for the Affected Period is presented below:

	As of December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Balance Sheet
Total assets	$100,438,065	$—	$100,438,065
Liabilities and stockholders’ equity
Total current liabilities	3,078,188	—	3,078,188
Private Warrant liabilities	—	16,900,000	16,900,000
Total liabilities	3,078,188	16,900,000	19,978,188
Common stock, shares subject to possible redemption	92,359,870	34,140,130	126,500,000
Stockholders’ equity
Preferred stock, $0.0001 par value	—	—	—
Common stock, $0.0001 par value	341	(341)	—
Additional paid in capital	8,458,078	(8,458,078)	—
Accumulated deficit	(3,458,412)	(42,581,711)	(46,040,123)
Total stockholders’ equity	5,000,007	(54,040,130)	(46,040,123)
Total liabilities and stockholders’ equity	100,438,065	—	100,438,065

	For the Period from March 5, 2020
	(Inception) through December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Consolidated Statement of Operations
Loss from operations	$(3,506,941)	$(77,330)	$(3,584,271)
Other (expense)/income:
Change in fair value of Private Warrant liabilities	—	(13,650,000)	(13,650,000)
Interest income-bank	119	—	119
Interest earned on marketable securities held in Trust Account	48,410	—	48,410
Other income, net	48,529	(13,650,000)	(13,601,471)
Loss before income tax	(3,458,412)	(13,727,330)	(17,185,742)
Income tax expense	—	—	—
Net loss	$(3,458,412)	$(13,727,330)	$(17,185,742)
Weighted average shares, basic and diluted	2,959,790	7,185,559	10,145,349
Basic and diluted net loss per common share	$(1.17)	$(0.53)	$(1.69)

	For the Period from March 5, 2020
	(Inception) through December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Statement of Cash Flows
Net loss	$(3,458,412)	$(13,727,330)	$(17,185,742)
Net cash used in operating activities	(506,335)	(77,330)	(583,665)
Net cash used in investing	(100,000,000)	—	(100,000,000)
Net cash provided by financing	100,818,289	77,330	100,895,619
Net change in cash	$311,954	$—	$311,954